Amounts Payable and Other Liabilities - Disclosure of Information About Amounts Payable (Details) - CAD	Jul. 31, 2017	Jul. 31, 2016
Amounts Payable And Other Liabilities
Amounts payable	CAD 1,323	CAD 1,107